Intangible assets (Tables)	9 Months Ended
Sep. 30, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets

	Acquired
	Customer relationships	Technology	Trademarks	Total
	$	$	$	$
Cost
Balance – December 31, 2023	1,382	2,349	44	3,775
Effects of foreign exchange	16	6	1	23
Balance – September 30, 2024	1,398	2,355	45	3,798

Accumulated amortization
Balance – December 31, 2023	729	601	44	1,374
Amortization	170	351	—	521
Effects of foreign exchange	14	6	1	21
Balance – September 30, 2024	913	958	45	1,916

Carrying value
Balance – December 31, 2023	653	1,748	—	2,401
Balance – September 30, 2024	485	1,397	—	1,882